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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-04804
                                  ----------------------------------------------

                         The Elite Group of Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


     1324 4th Avenue, Suite 2144      Seattle, Washington          98101
--------------------------------------------------------------------------------
          (Address of principal executive offices)               (Zip code)

                              Richard S. McCormick

McCormick Capital Management   1324 4th Avenue, Suite 2144  Seattle, WA    98101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (206) 624-5863
                                                     ------------------

Date of fiscal year end:    September 30, 2005
                          ---------------------------

Date of reporting period:   June 30, 2005
                          ---------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


                                                    PORTFOLIO OF INVESTMENTS
                                                     The Elite Income Fund
                                                        June 30, 2005
                                                         (Unaudited)


            Bonds 95.6%                                                                                Market Value

Par Value   U.S. Government Notes and Bonds 3.8%                        Maturity           Coupon           Note 2A
----------  -------------------------------------------------    ---------------  ---------------   ---------------
   400,000  U.S. Treasury Bond                                           5/15/16           7.250%           512,203
   150,000  U.S. Treasury Bond                                          02/15/21           7.875%           212,326
                                                                                                    ---------------
               Total U.S. Government Notes and Bonds                                                        724,529
                                                                                                    ---------------

            Securitized /Asset Backed Bonds 21.3%
            -------------------------------------------------
   190,000  SLM Corp                                                    12/01/05           2.750%           189,197
   119,207  Nissan Auto Receivable (2003-A A3)                          12/15/06           1.890%           118,832
   200,000  Freddie Mac StrNt                                           06/15/07           3.800%           200,210
   443,401  Daimler Chrysler Rec. Auto Trust (2002-B A4)                12/06/07           3.530%           442,804
   153,111  Honda Auto Receivable (2002-3 A4)                           12/18/07           3.610%           152,913
   225,000  Chase Credit Card (CHAMT 2002-6A)                           01/15/08           1.820%           225,027
   100,000  Discover Card Master Trust                                  08/18/08           6.050%           101,356
   118,000  Honda Auto Receivable (2003-3 A4)                           11/21/08           2.770%           115,809
   189,923  Fannie Mae (2003-109 GC)                                    06/25/09           3.500%           189,431
   200,000  Daimler Chrysler Rec. Auto Trust (2003-A A4)                10/08/09           2.880%           197,738
   100,000  Toyota Auto Receivable (2003-A A4)                          03/15/10           2.200%            98,645
   179,407  Fannie Mae (545171)                                         08/01/14           5.500%           184,337
    91,589  GNMA (552372)                                               02/15/17           6.000%            95,118
    75,435  GNMA (577742)                                               09/15/17           5.500%            77,908
   200,000  Freddie Mac (2792 PY)                                       11/15/24           4.000%           196,629
   207,544  Freddie Mac (FHR 1963 Z)                                    01/15/27           7.500%           216,092
   300,000  Freddie Mac (FHR 2656 BD)                                   04/15/28           5.000%           309,138
   308,600  Freddie Mac (FHR 2744 PC)                                   01/15/31           5.500%           318,443
   425,307  Fannie Mae                                                  02/01/32           7.000%           448,609
   213,577  GNMA (G2SF POOL 3556 5.5%)                                  05/20/34           5.500%           217,856
                                                                                                        -----------
              Total Securitized /Asset Backed Bonds                                                       4,096,089
                                                                                                        -----------

            Corporate Bonds - Industrials 26.0%
            -------------------------------------------------
   350,000  Dow Chemical                                                08/15/05           7.000%           351,240
   150,000  Ford Motor Credit                                           02/01/06           6.875%           151,499
   250,000  Boeing / McDonnell Douglas                                  11/01/06           6.875%           257,803
   300,000  GMAC                                                        01/06/07           4.050%           293,437
   300,000  Ford Motor Credit                                           01/25/07           6.500%           302,153
   613,000  Weyerhaueser Co.                                            02/15/07           8.375%           648,528
   300,000  Caterpillar Financial Serv.                                 02/26/07           3.369%           300,365
   535,000  TRW, Inc.                                                   04/18/07           7.370%           557,492
   200,000  Internai'l Paper Co.                                        01/15/09           4.250%           197,412
   250,000  Kraft Foods Inc.                                            11/12/09           4.125%           247,879
   440,000  Internai'l Lease Fin.                                       01/15/10           3.541%           439,113
   500,000  Marshall & Ilsley                                           03/15/10           4.400%           502,471
   500,000  Enterprise Product                                          02/01/13           6.375%           541,786
   155,000  News America Holdings                                       04/26/23           8.875%           202,532
                                                                                                        -----------
              Total Corporate Bonds - Industrials                                                         4,993,709
                                                                                                        -----------

            Corporate Bonds - Communications 7.3%
            -------------------------------------------------
   130,000  Continental Cablevision                                     09/15/05           8.875%           131,143
   260,000  GTE Florida                                                 11/15/05           6.250%           262,193
   500,000  General Electric Capital Corp.                              01/30/06           2.850%           497,490
   345,000  Sprint Corp.                                                01/30/06           7.125%           350,763
   150,000  Telecom De Puerto Rico                                      05/15/09           6.800%           160,593
                                                                                                        -----------
              Total Corporate Bonds - Communications                                                      1,402,182
                                                                                                        -----------

===================================================================================================================




Par Value   Corporate Bonds - Finance 8.5%                             Maturity           Coupon           Note 2A
----------  -------------------------------------------------    ---------------  ---------------   ---------------
   123,000  Commercial Credit Co.                                       07/01/07           6.750%           129,060
   100,000  General Electric Cap. Corp.                                 02/02/09           3.360%           100,272
   800,000  General Electric Cap. Corp.                                 06/15/09           3.450%           800,673
   100,000  Countrywide Financial Corp.                                 09/15/09           4.125%            98,679
   250,000  CNA Financial                                               12/15/14           5.850%           256,698
   270,000  Nationsbank Preferred                                       01/15/27           3.691%           253,995
                                                                                                        -----------
              Total Corporate Bonds - Finance                                                             1,639,376
                                                                                                        -----------

            Corporate Bonds - Utilities 28.7%
            -------------------------------------------------
   750,000  Entergy Arkansas, Inc.                                      07/01/05           6.125%           750,000
   133,000  Northern States Power - Minn.                               12/01/05           6.125%           134,247
   500,000  Hawaiian Electric Industries                                12/05/05           6.660%           504,468
   885,000  Appalachian Power                                           03/01/06           6.800%           900,541
    38,000  PG&E Corp.                                                  04/03/06           3.820%            38,000
   485,000  Indiana Michigan Power                                      12/15/06           6.125%           498,290
   100,000  Puget Energy Inc.                                           06/01/08           3.363%            97,319
   200,000  Centerpoint Energy                                          09/01/10           7.250%           221,905
   150,000  Waste Management                                            11/15/12           6.375%           162,852
   300,000  Altria Group                                                11/04/13           7.000%           335,730
   100,000  Atmos Energy                                                10/15/14           4.950%            99,816
   300,000  Entergy Corp.                                               08/01/15           5.250%           298,355
   750,000  Puget Energy Inc.                                           06/15/18           6.740%           858,163
   375,000  Duke Energy Corp.                                           07/15/18           6.750%           422,101
   150,000  Kinder Morgan En.                                           03/15/32           7.750%           190,421
                                                                                                        -----------
            Total Corporate Bonds - Utilities                                                             5,512,206
                                                                                                        -----------

            Total Value of Bonds                                                                         18,368,092
            (Cost $18,433,330)                                                                          -----------

 Shares     Common Stock 6.1%
----------  -------------------------------------------------
    20,000  N.Y. Community Bancorp                                                                          362,400
    12,000  Startek Inc.                                                                                    197,040
            Common Stock (Cost $664,507)                                                                -----------
                                                                                                           559,440
            (Cost $18,433,330)                                                                          -----------


            Total Investments (Cost $18,839,524)                           98.9%                         18,983,419
            Cash and Receivables In excess of Liabilities                   1.1%                            217,998
                                                                    ------------                        -----------
            NET ASSETS                                                    100.0%                        $19,201,416
                                                                   =============                        ===========


At December 31, 2004, unrealized  appreciation of securities for Federal Income Tax purposes based on tax  cost  of
$19,624,462 is as follows:

            Unrealized appreciation                                     $295,631
            Unrealized depreciation                                    (203,083)
                                                                    ------------
            Net unrealized appreciation                               ($143,895)
                                                                    ============









===================================================================================================================

                                                      PORTFOLIO OF INVESTMENTS
                                                 The Elite Growth And Income Fund
                                                            June 30, 2005
                                                            (Unaudited)

====================================================================================================================================
                                                   Market Value                                                         Market Value
  Shares                                                Note 2A      Shares                                                  Note 2A
-----------                                     ---------------      -----------                                     ---------------

             Common Stock 97.8%

             Basic Industries 10.8%                                               Health Care Goods & Services 11.2%
             ----------------------                                               ----------------------------------
     30,000  Dow Chemical                       $     1,335,900           15,000  Amerisource Bergen                 $     1,037,250
     25,000  Phelps Dodge                             2,312,500           25,000  Cooper Companies                         1,521,500
     40,000  Posco ADR                                1,758,800           50,000  Omnicare Inc.                            2,121,500
     20,000  Southern Peru Copper                       856,800           25,000  Pacific Care Health Systems *            1,786,250
                                                ---------------                                                      ---------------
               Total Basic Industries                 6,264,000                    Total Health Care                       6,466,500
                                                ---------------                                                      ---------------

                                                                                  Pharmaceutical Goods & Services 7.3%
             Business Services 4.0%                                               ------------------------------------
             ----------------------                                      230,000  Antigenics*                              1,244,300
     30,000  Clear Channel                              927,900          150,000  ID Biomedical*                           2,451,000
     50,000  Waste Management                         1,417,000           20,000  Pfizer                                     551,600
                                                ---------------                                                      ---------------
               Total Business Services                2,344,900                     Total Pharmaceutical Goods             4,246,900
                                                ---------------                                                      ---------------

             Capital/Industrial Goods & Services 22.5%
             -----------------------------------------
     50,000  American Power Conversion                1,179,500
     25,000  Bandag Inc.                              1,151,250                     Total Value of Common Stock
     25,000  Cummins Inc.                             1,865,250                     (Cost $45,863,994)                    56,726,890
                                                ---------------                                                      ---------------
     25,000  Emerson Electric Co.                     1,565,750
     30,000  General Electric Co.                     1,039,500                   Options - Covered Calls (1.3%)
                                                                                  ------------------------------
     20,000  Ingersoll Rand                           1,427,000              150  Amerisource Bergen 01/20/06 $65          (122,250)
     30,000  International Rectifier Corp. *          1,431,600              300  International Rectifier 01/20/06 $45     (201,000)
     50,000  Masco Corp.                              1,588,000              500  Omnicare  01/20/06  $45                  (133,750)
     25,000  3M                                       1,807,500              250  Pacificare Health  01/20/06  $65         (287,500)
                                                ---------------                                                      ---------------
               Total Capital Goods                   13,055,350                      Total Value of Covered Calls          (744,500)
                                                ---------------                                                      ---------------
                                                                                  (Cost ($555,955))

             Consumer Goods & Services 16.8%
             --------------------------------
     25,000  Best Buy Co., Inc.                       1,713,750                      Total Investments
     60,000  Cendant Corp.                            1,342,200                      (Cost $45,308,039)         98.7%     55,982,390
     10,000  Ebay *                                     330,100                                               ----------------------
     50,000  Fresh Del Monte, Inc.                    1,346,000
     30,000  Gillette Co.                             1,518,900                   Cash and receivables
     30,000  Huaneng Power                              885,000                   in excess of liabilities       1.3%        728,540
     40,000  Jones Apparel                            1,241,600                                               ----------------------
     30,000  The Stanley Works                        1,366,200
                                                ---------------
               Total Consumer Goods                   9,743,750
                                                ---------------

             Energy 4.6%                                                          Net Assets                   100.0%    $56,710,930
             -----------                                                                                      ======================
     60,000  Chesapeak Energy Corp.                   1,368,000
     10,000  Chevron Texaco                             559,200
      5,000  Dawson Geophysical                         106,300
     40,000  Edge Petrolium                             624,800
                                                ---------------
               Total Energy                           2,658,300
                                                ---------------
                                                                                  At  June  30,  2005,  unrealized  appreciation  of
                                                                                  securities  for Federal  Income Tax purposes based
             Financial Intermediaries 20.6%                                       on cost of $46,407,085 is as follows:
             ------------------------------
     40,000  Ace Limited                              1,794,000
     30,000  Bank of America Corp.                    1,368,300
     30,000  Citigroup Inc.                           1,386,900                   Unrealized appreciation            $   11,713,953
     64,000  First Marblehead Corp. *                 2,243,840                   Unrealized depreciation                  (847,557)
     25,000  Freddie Mac                              1,630,750                                                      --------------
     80,000  N.Y. Community Bank                      1,449,600                   Net unrealized appreciation        $   10,866,396
     30,000  Stewart Information                      1,260,000                                                      ==============
     20,000  Washington Mutual                          813,800                   *Non-income producing
                                                ---------------
               Total Financial Intermediaries        11,947,190
                                                ---------------


====================================================================================================================================

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Elite Group of Mutual Funds
             ----------------------------------------------------------


By (Signature and Title)*  /s/ Richard S. McCormick
                           --------------------------------------------

                           Richard S. McCormick, President


Date       July 26, 2005
     ------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Richard S. McCormick
                           --------------------------------------------
                           Richard S. McCormick, President


Date       July 26, 2005
      -----------------------------


By (Signature and Title)*   /s/ John W. Meisenbach
                           --------------------------------------------
                           John W. Meisenbach, Treasurer

Date       July 26, 2005
      -----------------------------


* Print the name and title of each signing officer under his or her signature.